MD&A - Capital management (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2018	Jan. 01, 2017
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		$ 53,103	$ 52,554		$ 51,938	$ 53,586
Equity attributable to non-controlling interests		(176)	(59)
Defined benefit plans, net of tax		0	0
Deferred tax assets recognized for tax loss carry-forwards		(6,107)	(5,947)
Deferred tax assets on temporary differences, excess over threshold		(586)	(879)
Goodwill, net of tax	[1]	(6,514)	(6,646)
Intangible assets, net of tax		(251)	(220)
Compensation-related components (not recognized in net profit)		(1,652)	(1,662)
Expected losses on advanced internal ratings-based portfolio less provisions	[2]	(368)	(650)
Unrealized (gains) / losses from cash flow hedges, net of tax		(109)	(360)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values		(397)	136
Unrealized gains related to debt instruments at fair value through OCI, net of tax		(4)	(198)	[3]
Prudential valuation adjustments		(120)	(61)
Accruals for proposed dividends to shareholders		(2,648)	(2,501)
Other		(52)	8
Total common equity tier 1 capital		34,119	33,516
Goodwill related to significant investments in financial institutions		176	359
UBS AG
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		52,432	$ 52,046		$ 51,429	$ 53,627
Equity attributable to non-controlling interests		(176)
Defined benefit plans, net of tax		0
Deferred tax assets recognized for tax loss carry-forwards		(6,107)
Deferred tax assets on temporary differences, excess over threshold		(506)
Goodwill, net of tax		(6,514)
Intangible assets, net of tax		(251)
Expected losses on advanced internal ratings-based portfolio less provisions		(367)
Unrealized (gains) / losses from cash flow hedges, net of tax		(109)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values		(397)
Unrealized gains related to debt instruments at fair value through OCI, net of tax		(4)
Prudential valuation adjustments		(120)
Accruals for proposed dividends to shareholders		(3,250)
Other		(22)
Total common equity tier 1 capital		$ 34,608

[1]	Includes goodwill related to significant investments in financial institutions of USD 176 million (31 December 2017: USD 359 million) presented on the balance sheet line “Investments in associates.
[2]	From 1 January 2018, provisions have been calculated in accordance with IFRS 9. Provisions in prior periods have been calculated in accordance with International Accounting Standard (IAS) 39.
[3]	As of 31 December 2017 related to equity and debt instruments available for sale.